Fair Values of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial Liabilities [Abstract]
Interest rate swap agreements	$ 16,285	$ 11,134
Carrying Amount [Member]
Financial Assets [Abstract]
Cash and cash equivalents	81,856	75,183
Financial Liabilities [Abstract]
Mortgage notes payable	605,889	752,414
Notes payable to banks	262,000	132,322
Interest rate swap agreements	16,285	11,134
Fair Value [Member]
Financial Assets [Abstract]
Cash and cash equivalents	81,856	75,183
Financial Liabilities [Abstract]
Mortgage notes payable	623,604	761,942
Notes payable to banks	254,215	125,494
Interest rate swap agreements	$ 16,285	$ 11,134